FINANCIAL RISK MANAGEMENT - Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Corporate cash and financial assets	$ 891	$ 683
Availability under committed credit facilities	3,100	3,475
Commercial paper	(464)	(431)
Draws on credit facility	(96)	0
Commitments under credit facility	(12)	(12)
Corporate liquidity	$ 3,419	$ 3,715